Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,000,000,000	12,000,000,000	12,000,000,000
Common stock, shares issued	6,994,378	4,407,321	2,470,511
Common stock, shares outstanding	6,994,378	4,407,321	2,470,511
Convertible Preferred Stock Series B
Temporary Equity – Convertible Preferred Stock Series B stated value (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Temporary Equity – Convertible Preferred Stock Series B shares designated	1,000,000	1,000,000	1,000,000
Temporary Equity – Convertible Preferred Stock Series B shares authorized	1,000,000	1,000,000	1,000,000
Temporary Equity – Convertible Preferred Stock Series B issued	224,000	448,000	448,000
Temporary Equity – Convertible Preferred Stock Series B outstanding	224,000	448,000	448,000
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)
Preferred stock, shares designated	250	250	250
Preferred stock, shares issued	250	250	250
Preferred stock, shares outstanding	250	250	250
Preferred Stock Series C
Mandatorily redeemable preferred stock value (in Dollars per share)	$ 1.5	$ 1.5
Mandatorily redeemable preferred stock series C shares designated	1,000,000	1,000,000
Mandatorily redeemable preferred stock series C shares authorized	1,000,000	1,000,000
Mandatorily redeemable preferred stock series C issued	224,000
Mandatorily redeemable preferred stock series C outstanding	224,000